Business Combination - Summary Of Purchase Price Allocation (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jan. 01, 2022 CNY (¥)
Business Combination
Goodwill	¥ 65,481	$ 8,971	¥ 65,481	¥ 65,481
2022 Acquisitions
Business Combination
Purchase consideration					¥ 5,000
Cash					272
Accounts receivable					5,836
Customer relationships					1,400
Accrued expenses and other current liabilities					(2,804)
Non-controlling interests					(3,314)
Goodwill					3,610
Shenyang Sen Xin, Panjin Sen Xin and Anshan Sen Rui [Member]
Business Combination
Goodwill					¥ 3,610